Leases (Details) - Schedule of carrying amounts of right-of-use assets - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Carrying Amounts of Right of Use Assets [Abstract]
Beginning balance		$ 254,653
Depreciation expense (note 8)	$ (121,020)	(84,884)
Ending balance	296,538	$ 169,769
Additions during the year	$ 247,789